J.P. MORGAN INCOME FUNDS

JPMorgan High Yield Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated November 22, 2022

to the current Summary Prospectuses and Prospectuses, as supplemented

CHANGE IN BENCHMARK. Effective January 1, 2023 (the “Effective Date”), the Fund will change its primary benchmark from the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index (the “Old Primary Benchmark”) to the ICE BofAML US High Yield Constrained Index (the “New Primary Benchmark”). The Old Primary Benchmark will now become the Fund’s secondary benchmark. There will be no change in the Fund’s investment strategies as a result of the benchmark change.

On the Effective Date, the first paragraph of “The Fund’s Past Performance” section and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of each Summary Prospectus and Prospectus for the Fund are hereby deleted and replaced with the below accordingly:

Class A, Class C and Class I Shares

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the ICE BofAML US High Yield Constrained Index and the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2021)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS I SHARES
Return Before Taxes	6.77%	5.24%	5.86%
Return After Taxes on Distributions	4.72	2.93	3.27
Return After Taxes on Distributions and Sale of Fund Shares	3.98	2.97	3.37
CLASS A SHARES
Return Before Taxes	2.63	4.22	5.22
CLASS C SHARES
Return Before Taxes	5.13	4.49	5.18
ICE BOFAML US HIGH YIELD CONSTRAINED INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.35	6.08	6.71
BLOOMBERG U.S. CORPORATE HIGH YIELD — 2% ISSUER CAPPED INDEX
(Reflects No Deduction for Taxes)	5.26	6.28	6.82

1

Effective January 1, 2023, the Fund’s primary benchmark changed from the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index to the ICE BofAML US High Yield Constrained Index, which more closely reflects the Fund’s investment universe.

Class R2, Class R3, Class R4, Class R5 and Class R6 Shares

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the ICE BofAML US High Yield Constrained Index and the Bloomberg U.S. Corporate High Yield – 2% Issuer Capped Index. The performance of Class R3 and Class R4 Shares are based on the

SUP-HY-1122

performance of Class I Shares (which are not offered in this prospectus) of the Fund prior to their inception. Prior class performance for Class R3 and Class R4 Shares has been adjusted to reflect differences in expenses between Class R3 and Class R4 Shares and Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2021)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	7.08%	5.43%	6.01%
Return After Taxes on Distributions	4.96	3.05	3.37
Return After Taxes on Distributions and Sale of Fund Shares	4.16	3.09	3.47
CLASS R2 SHARES
Return Before Taxes	6.18	4.62	5.28
CLASS R3 SHARES
Return Before Taxes	6.52	4.90	5.55
CLASS R4 SHARES
Return Before Taxes	6.79	5.16	5.81
CLASS R5 SHARES
Return Before Taxes	6.80	5.31	5.92
ICE BOFAML US HIGH YIELD CONSTRAINED INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.35	6.08	6.71
BLOOMBERG U.S. CORPORATE HIGH YIELD — 2% ISSUER CAPPED INDEX
(Reflects No Deduction for Taxes)	5.26	6.28	6.82

2

Effective January 1, 2023, the Fund’s primary benchmark changed from the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index to the ICE BofAML US High Yield Constrained Index, which more closely reflects the Fund’s investment universe.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES

FOR FUTURE REFERENCE